Note 6 - Impairment Reversal (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2019	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Reversal of impairment loss (impairment loss) recognised in profit or loss	$ 230,500	$ (160,000)	$ 0
Impairment loss recognised in profit or loss, goodwill	16,100
Goodwill at end of period	0
Impairment loss recognised in profit or loss, property, plant and equipment	214,400
Mount Milligan Mine [member]
Statement Line Items [Line Items]
Reversal of impairment loss (impairment loss) recognised in profit or loss	160,000
Impairment loss (reversal of impairment loss) recognised in profit or loss, net of tax	$ 117,300